RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in the six months ended June 30, 2020 and June 30, 2019 is as follows:

(in thousands of $)	2020	2019
Frontline Management	1,375	1,674
SFL	18,285	15,196
Seateam	1,701	1,818
Seatankers	5,928	2,621
CCL	23	12
TFG Marine	26,595	—
Total	53,907	21,321

Net amounts charged by related parties comprise of charter hire costs, bunker costs, general management and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2020 and June 30, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	498	443
Seatankers	397	317
CCL	2,362	2,816
SwissMarine	7,267	—
Other	58	—
Total	10,582	3,576
Net amounts charged to related parties mainly comprise of commercial management fees, charter hire and net income under the revenue sharing agreement with CCL.

A summary of balances due from related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
Frontline	622	3,886
UFC	4	—
Seatankers	1,447	1,294
Credit loss allowance	(11)	—
Total	2,062	5,180

A summary of balances owed to related parties as of June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)	2020	2019
SFL	320	618
Frontline	—	1,284
CCL	1,746	2,060
Other	—	8
Total	2,066	3,970